Loans receivable	12 Months Ended
Dec. 31, 2023
Disclosure Of Loans And Advances To Customers [Abstract]
Loans receivable
4.
Loans receivable

Loans receivable represent unsecured installment loans and lines of credit advanced to customers in the normal course of business. Current loans are defined as loans to customers with terms of one year or less, while non-current loans are those with terms exceeding one year. The breakdown of the Company’s gross loans receivable as at December 31, 2023 and December 31, 2022 are as follows:

	As at
	December 31, 2023	December 31, 2022
Current (terms of one year or less)	74,121	69,693
Non-current (terms exceeding one year)	151	221
	74,272	69,914

The following table provides a breakdown of gross loans receivable and allowance for loan losses by aging bucket, which represents the Company's assessment of credit risk exposure and by their IFRS 9 – Financial Instruments expected credit loss measurement stage. The entire loan balance of a customer is aged in the same category as its oldest individual past due payment, to align with the stage groupings used in calculating the allowance for loan losses under IFRS 9. Stage 3 gross loans receivable include net balances outstanding and still anticipated to be collected for loans previously charged off and these are carried in gross receivables at the net expected collectable amount with no associated allowance.

		As at December 31, 2023
Risk Category	Days past due	Stage 1	Stage 2	Stage 3	Total
Strong	Not past due	59,938	—	—	59,938
Lower risk	1-30 days past due	3,404	—	—	3,404
Medium risk	31-60 days past due	—	1,096	—	1,096
Higher risk	61-90 days past due	—	808	—	808
Non-performing	91+ days past due or bankrupt	—	—	9,026	9,026
	Gross loans receivable	63,342	1,904	9,026	74,272
	Allowance for loan losses	(6,445)	(1,266)	(4,844)	(12,555)
	Loans receivable, net	56,897	638	4,182	61,717

4.
Loans receivable (Continued from previous page)

		As at December 31, 2022
Risk Category	Days past due	Stage 1	Stage 2	Stage 3	Total
Strong	Not past due	55,087	—	—	55,087
Lower risk	1-30 days past due	2,903	—	—	2,903
Medium risk	31-60 days past due	—	1,211	—	1,211
Higher risk	61-90 days past due	—	898	—	898
Non-performing	91+ days past due or bankrupt	—	—	9,815	9,815
	Gross loans receivable	57,990	2,109	9,815	69,914
	Allowance for loan losses	(5,794)	(1,239)	(6,040)	(13,073)
	Loans receivable, net	52,196	870	3,775	56,841

In determination of the Company’s allowance for loan losses, internally developed models are used to factor in credit risk related metrics, including the probability of defaults, the loss given default and other relevant risk factors. Management also considered the impact of key macroeconomic factors and determined that historic loan losses are most correlated with unemployment rate, inflation rate, bank prime rate and GDP growth rate. These macroeconomic factors were used to generate various forward-looking scenarios used in the calculation of allowance for loan losses. If management were to assign 100% probability to a pessimistic scenario forecast, the allowance for credit losses would have been $1,235 higher than the reported allowance for credit losses as at December 31, 2023 (December 31, 2022 – $1,222 higher). The following table provides a reconciliation of the allowance for loan losses:

	As at December 31, 2023
	Stage 1	Stage 2	Stage 3	Total
Balance as at January 1, 2023	5,794	1,239	6,040	13,073
Gross loans originated	3,158	—	—	3,158
Principal payments	(1,281)	(40)	(437)	(1,758)
Re-measurement of allowance before transfers	139	158	(30)	267
Re-measurement of amounts transferred between stages	(142)	1,102	11,151	12,111
Transfer to (from)
Stage 1 – 12-month ECLs	166	(136)	(30)	—
Stage 2 – Lifetime ECLs	(200)	200	—	—
Stage 3 – Lifetime ECLs	(1,189)	(1,257)	2,446	—
Net amounts charged off against allowance	—	—	(14,296)	(14,296)
Balance as at December 31, 2023	6,445	1,266	4,844	12,555

4.
Loans receivable (Continued from previous page)

	As at December 31, 2022
	Stage 1	Stage 2	Stage 3	Total
Balance as at January 1, 2022	5,721	1,119	2,973	9,813
Gross loans originated	2,607	—	—	2,607
Principal payments	(1,107)	(136)	(359)	(1,602)
Re-measurement of allowance before transfers	142	89	591	822
Re-measurement of amounts transferred between stages	(67)	1,047	12,576	13,556
Transfer to (from)				—
Stage 1 – 12-month ECLs	79	(65)	(14)	—
Stage 2 – Lifetime ECLs	(218)	220	(2)	—
Stage 3 – Lifetime ECLs	(1,363)	(1,035)	2,398	—
Net amounts charged off against allowance	—	—	(12,123)	(12,123)
Balance as at December 31, 2022	5,794	1,239	6,040	13,073

Overall changes in the allowance for loan losses are summarized below:

	Year ended
	December 31, 2023	December 31, 2022

Balance, beginning of the period	13,073	9,813
Provision for loan losses	13,778	15,383
Charge offs	(14,296)	(12,123)
Balance, end of the period	12,555	13,073

The provision for loan losses in the consolidated statements of operations and comprehensive income (loss) is recorded net of recoveries for the year ended December 31, 2023 of $588 (December 31, 2022 – $653).